First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005
212-858-8144


                                  May 5, 1999


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, D.C.  20549

           Re:      First Investors Life Variable Annuity Fund A
                    File Nos. 2-66295 and 811-2982
                    ------------------------------

Dear Sirs:

         Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Act"), Registrant hereby certifies:

         (1) The form of Statement of Additional Information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 26 to Registrant's Registration Statement, the most recent Post-Effective Amendment filed with the Commission; and

         (2)  The  text  of   Post-Effective   Amendment   No.   26  was   filed
electronically with the Commission.

                                               Very truly yours,

                                               /s/ Tammie Lee

                                               Tammie Lee
                                               Assistant Counsel